Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Securities	Dec. 31, 2012 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	24	1
Fair value, continuous unrealized loss position for less than 12 months	$ 80,696	$ 1,936
Unrealized losses, continuous unrealized loss position for less than 12 months	(3,852)	(29)
Number of issues, continuous unrealized loss position for 12 months or more	1
Fair value, continuous unrealized loss position for 12 months or more	1,770
Unrealized losses, continuous unrealized loss position for 12 months or more	(198)
Total unrealized losses	(4,050)	(29)
U.S. government agencies and authorities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1
Fair value, continuous unrealized loss position for less than 12 months	4,942
Unrealized losses, continuous unrealized loss position for less than 12 months	(57)
Total unrealized losses	(57)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	23	1
Fair value, continuous unrealized loss position for less than 12 months	75,754	1,936
Unrealized losses, continuous unrealized loss position for less than 12 months	(3,795)	(29)
Number of issues, continuous unrealized loss position for 12 months or more	1
Fair value, continuous unrealized loss position for 12 months or more	1,770
Unrealized losses, continuous unrealized loss position for 12 months or more	(198)
Total unrealized losses	$ (3,993)	$ (29)